Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and Debt Expense [Abstract]
Interest on long-term bank debt	$ (8,677)	$ (12,392)	$ (10,821)
Interest on Series B, C and D Notes, net	(9,537)	(11,683)	(5,758)
Interest on short-term bank credit and loans	(58,253)	(14,857)	(7,683)
Guarantees	(22,339)	(17,356)	(13,908)
Gain (loss) from revaluation of lease liabilities and exchange rate differences, net	(11,962)	10,542	(10,178)
Interest Expense, Other	(33,136)	(8,670)
Interest Income, Other			6,080
Interest Expense	(143,904)	(54,416)	(42,268)
Interest on cash, cash equivalents and bank deposits	2,359	383	469
Other	3,718	2,669	1,406
Investment Income, Nonoperating	6,077	3,052	1,875
Financial expenses, net	$ (137,827)	$ (51,364)	$ (40,393)